Taxes - Components of deferred tax assets (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Components of deferred tax assets
Net operating loss carryforwards	$ 67,591	$ 287,186
Allowance for doubtful accounts	29,490	29,209
Valuation allowance on net operating loss	(67,591)	(287,186)
Total	29,490	29,209
Deferred tax liabilities:
Accelerated depreciation of equipment	70,280	97,249
Total	$ 70,280	$ 97,249